SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently adopted accounting standards (Details) - Early adoption - Accounting Standards Update 2015-17	Mar. 31, 2017 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income tax assets current	¥ 3,663,864
Deferred income tax assets noncurrent	¥ 3,663,864